Significant accounting policies - Summary of consolidated financial information as follows (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated statement of financial position
Insurance contract liabilities	S/ 12,501,723	S/ 11,426,631
Other accounts payable, provisions and other liabilities	2,146,152	1,960,227
Consolidatedstatement of income
Interest and similar expenses	1,192,284	1,423,963	S/ 1,177,294
Net premiums earned	514,981	420,633	319,579
Net claims and benefits incurred for life insurance contracts and others	S/ 794,051	700,264	720,337
Parent [member] | Before Reclassification [Member]
Consolidated statement of financial position
Insurance contract liabilities		11,338,810
Other accounts payable, provisions and other liabilities		2,048,048
Consolidatedstatement of income
Interest and similar expenses		(1,407,897)	(1,170,586)
Net premiums earned		426,608	328,566
Net claims and benefits incurred for life insurance contracts and others		(722,305)	(736,032)
Parent [member] | Reclassification [Member]
Consolidated statement of financial position
Insurance contract liabilities		87,821
Other accounts payable, provisions and other liabilities		(87,821)
Consolidatedstatement of income
Interest and similar expenses		(16,066)	(6,708)
Net premiums earned		(5,975)	(8,987)
Net claims and benefits incurred for life insurance contracts and others		22,041	15,695
Parent [member] | After Reclassification [Member]
Consolidated statement of financial position
Insurance contract liabilities		11,426,631
Other accounts payable, provisions and other liabilities		1,960,227
Consolidatedstatement of income
Interest and similar expenses		(1,423,963)	(1,177,294)
Net premiums earned		420,633	319,579
Net claims and benefits incurred for life insurance contracts and others		S/ (700,264)	S/ (720,337)